Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Summary of trade and other payables

	2021	2022
	£m	£m
Trade payables	109	129
Accruals	718	844
Social security and other taxes	141	159
Other payables	351	517
Deferred income	1,956	2,368
Total	3,275	4,017